Segmental reporting (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Gold income	$ 1,917	$ 1,545	$ 3,439
By-products	46	37	86
Cost of sales	1,290	1,264	2,626
Gross profit (loss)	658	323	904
Amortisation expense	277	266	583
Capital expenditure	327	293	763
Total Assets	7,874	6,907	6,863
- Discontinued operations
Disclosure of operating segments [line items]
Gold income	234	244	554
By-products	0	0	1
Cost of sales	174	232	479
Gross profit (loss)	19	14	79
Amortisation expense	0	30	61
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	2,151	1,789	3,993
By-products	46	37	87
Cost of sales	1,464	1,496	3,105
Gross profit (loss)	677	337	983
Amortisation expense	277	296	644
Operating segments
Disclosure of operating segments [line items]
Capital expenditure	346	289	754
Operating segments | - Discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	20	29	60
Continental Africa
Disclosure of operating segments [line items]
Total Assets	3,793	3,283	3,514
Australia
Disclosure of operating segments [line items]
Total Assets	945	956	972
Americas
Disclosure of operating segments [line items]
Total Assets	1,558	1,309	1,427
Corporate and other
Disclosure of operating segments [line items]
Total Assets	956	257	253
South Africa
Disclosure of operating segments [line items]
Total Assets	622	1,102	697
Consolidated and Separate
Disclosure of operating segments [line items]
Gold income	2,220	1,841	4,054
By-products	47	37	87
Cost of sales	1,454	1,484	3,054
Gross profit (loss)	798	400	1,092
Amortisation expense	328	339	720
Consolidated and Separate | Operating segments | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	366	318	814
Consolidated and Separate | Corporate and other
Disclosure of operating segments [line items]
Gross profit (loss)	1	4	1
Consolidated and Separate | Continental Africa
Disclosure of operating segments [line items]
Gold income	1,265	971	2,203
By-products	2	1	3
Amortisation expense	186	172	367
Consolidated and Separate | Continental Africa | Operating segments
Disclosure of operating segments [line items]
Cost of sales	745	783	1,601
Gross profit (loss)	522	189	605
Capital expenditure	189	150	410
Consolidated and Separate | Australia
Disclosure of operating segments [line items]
Gold income	437	415	851
By-products	1	1	3
Amortisation expense	70	86	173
Consolidated and Separate | Australia | Operating segments
Disclosure of operating segments [line items]
Cost of sales	331	319	632
Gross profit (loss)	107	97	221
Capital expenditure	58	58	149
Consolidated and Separate | Americas
Disclosure of operating segments [line items]
Gold income	518	455	1,000
By-products	44	35	81
Amortisation expense	71	80	177
Consolidated and Separate | Americas | Operating segments
Disclosure of operating segments [line items]
Cost of sales	387	385	822
Gross profit (loss)	168	110	265
Capital expenditure	99	81	195
Consolidated and Separate | Corporate and other
Disclosure of operating segments [line items]
Amortisation expense	1	1	3
Consolidated and Separate | Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	9	3	1
Equity-accounted investments included above
Disclosure of operating segments [line items]
Gold income	303	296	615
By-products	1	0	1
Cost of sales	164	220	428
Gross profit (loss)	140	77	188
Amortisation expense	51	73	137
Capital expenditure	$ 39	$ 25	$ 51